INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Taxes
Profits tax rates, description	Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%.		Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%
Applicable tax rate	16.50%		16.50%
Accumulated tax losses	$ 24,502,437	$ 17,915,183	$ 21,847,422	$ 15,337,860
Deferred tax assets				3,696
Accumulated tax losses recognized after deferred tax assets			$ 21,847,422	$ 15,334,164